Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes {1}
Income Tax Disclosure [Text Block]

[10] Income Taxes

Deferred income tax assets [liabilities] are as follows:

	December 31,
	2011	2010

Deferred Income Tax Assets:
Net Operating Loss Carryforwards	$413,718	$289,716
Allowance for Doubtful Accounts	48,104	14,293
Start-up Costs	15,501	18,237
Totals	477,323	322,246

Deferred Income Tax Liabilities:
Property and Equipment	(23,651)	(20,135)

Gross Deferred Tax Asset [Liability]	453,672	302,111

Valuation Allowance for Deferred Taxes	(453,672)	(302,111)
Net Deferred Tax Asset [Liability]	$--	$--

Reconciliation of the Federal statutory income tax rate to the effective income tax rate is as follows:

	2011	2010

U.S. statutory rate	(34%)	(34%)
State income taxes - net of federal benefit	6%	6%
Change in valuation allowance and other	28%	28%
Effective rate	--	--

At December 31, 2011, the Company had approximately $1,045,000 of federal net operating tax loss carryforwards expiring at various dates through 2030.  The Tax Reform Act of 1986 enacted a complex set of rules which limits a company’s ability to utilize net operating loss carryforwards and tax credit carryforwards in periods following an ownership change. These rules define an ownership change as a greater than 50 percent point change in stock ownership within a defined testing period which is generally a three-year period.  As a result of stock which may be issued by us from time to time and the conversion of warrants, options or the result of other changes in ownership of our outstanding stock, the Company may experience an ownership change and consequently our utilization of net operating loss carryforwards could be significantly limited.

Based upon the net losses historically incurred and, the prospective global economic conditions, management believes that it is not more likely than not that the deferred tax asset will be realized and has provided a valuation allowance of 100% of the deferred tax asset.  The valuation allowance increased (decreased) by approximately $152,000 and $(127,000) in the years ended December 31, 2011 and 2010, respectively.